Revenues and Cost of Revenues (Details) - Schedule of revenues and cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenues And Cost Of Revenues Abstract
Revenues	$ 1,347
Cost of goods sold	322
Gross profit	$ 1,025